Lease Arrangements	12 Months Ended
Dec. 31, 2018
Lease Arrangements
Lease Arrangements

9. Lease Arrangements

Charters‑out

The future minimum rentals, expected to be earned on non-cancellable time charters consisted of the following as of December 31, 2018 (in thousands):

2019	$366,659
2020	345,174
2021	319,423
2022	257,533
2023	172,454
2024 and thereafter	116,111
Total future rentals	$1,577,354

Rentals from time charters are not generally received when a vessel is off‑hire, including time required for normal periodic maintenance of the vessel. In arriving at the future minimum rentals, an estimated time off‑hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off‑hire in the future. The off‑hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.